Contingencies and restrictions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Grantor obligations	$ 12,103	$ 7,386
Ferosor Agricola S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Ferosor Agrícola S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 4,067	0
Tattersall Agroinsumos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Tattersall Agroinsumos S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 2,000	2,000
Contador Frutos S.A. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Contador Frutos S.A.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 1,743	1,574
Agricola Lobert Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Agrícola Lobert Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 1,264	1,141
Covepa SPA [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Covepa SPA
Relationship with grantor	Unrelated third party
Grantor obligations	$ 813	747
Johannes Epple Davanzo [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Johannes Epple Davanzo
Relationship with grantor	Unrelated third party
Grantor obligations	$ 363	333
Hortofruticola La Serena [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Hortofrutícola La Serena
Relationship with grantor	Unrelated third party
Grantor obligations	$ 323	291
Juan Luis Gaete Chesta [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Juan Luis Gaete Chesta
Relationship with grantor	Unrelated third party
Grantor obligations	$ 262	241
Arena Fertilizantes y Semillas [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Arena Fertilizantes y Semillas
Relationship with grantor	Unrelated third party
Grantor obligations	$ 244	224
Vicente Oyarce Castro [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Vicente Oyarce Castro
Relationship with grantor	Unrelated third party
Grantor obligations	$ 244	220
Soc. Agrocom. Julio Polanco [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Soc. Agrocom. Julio Polanco
Relationship with grantor	Unrelated third party
Grantor obligations	$ 163	149
Bernardo Guzman Schmidt [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Bernardo Guzmán Schmidt
Relationship with grantor	Unrelated third party
Grantor obligations	$ 138	125
Gilberto Rivas Y Cia. Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Gilberto Rivas Y Cia. Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 138	125
Lemp Martin Julian [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Lemp Martin Julian
Relationship with grantor	Unrelated third party
Grantor obligations	$ 124	111
Comercial Agrosal Ltda. [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Comercial Agrosal Ltda.
Relationship with grantor	Unrelated third party
Grantor obligations	$ 116	105
Soc. Comercial el Mimbral [Member]
Disclosure of contingent liabilities [line items]
Name of grantor	Soc. Comercial el Mimbral
Relationship with grantor	Unrelated third party
Grantor obligations	$ 101	$ 0